Expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature
Raw materials and consumables used	$ (856,300)	$ (1,063,094)	$ (1,086,974)
Third-party services	(407,695)	(574,228)	(471,266)
Depreciation and amortization	(243,925)	(317,892)	(267,189)
Employee benefits expense	(213,865)	(254,251)	(262,964)
Other expenses	(50,966)	(73,937)	(93,016)
Total	(1,772,751)	$ (2,283,402)	$ (2,181,409)
Cost of sales
Expenses by nature
Raw materials and consumables used	(850,507)
Third-party services	(314,655)
Depreciation and amortization	(238,164)
Employee benefits expense	(146,162)
Other expenses	(14,443)
Total	(1,563,931)
Selling, general and administrative
Expenses by nature
Raw materials and consumables used	(5,793)
Third-party services	(57,546)
Depreciation and amortization	(5,739)
Employee benefits expense	(55,907)
Other expenses	(26,634)
Total	(151,619)
Mineral exploration and project development
Expenses by nature
Third-party services	(35,494)
Depreciation and amortization	(22)
Employee benefits expense	(11,796)
Other expenses	(9,889)
Total	$ (57,201)